Parent Company Only condensed Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 13,060	$ 3,610	$ 5,477	$ 7,787	$ 13,418
Prepaid expenses and other current assets	16,240	6,599
Amount due from subsidiaries		490
Total current assets	119,531	58,079
Non-current assets:
Total non-current assets	29,201	19,951
Total assets	148,732	78,030
Current liabilities:
Accrued expenses and other payables	12,163	7,634
Short-term bank and other borrowings	12,648	6,306
Total current liabilities	92,748	50,487
Total liabilities	101,727	64,519
Mezzanine equity:
Total mezzanine equity		68,862
Shareholders' (deficit) equity:
Additional paid-in capital	120,642	1,178
Accumulated deficit	(74,231)	(54,706)
Accumulated other comprehensive loss	(507)	(2,626)		(1,149)	139
Total shareholders' (deficit) equity	47,005	(55,351)		(55,396)	(52,287)
Total liabilities, mezzanine equity and shareholders' equity	148,732	78,030
Parent Company [Member]
Current assets:
Cash and cash equivalents	2	15		$ 10	$ 3,320
Prepaid expenses and other current assets	164	2
Amount due from subsidiaries	68,643	50,107
Total current assets	68,809	50,124
Non-current assets:
Investments in subsidiaries	(13,197)	(35,247)
Total non-current assets	(13,197)	(35,247)
Total assets	55,612	14,877
Current liabilities:
Accrued expenses and other payables	2,810	271
Short-term bank and other borrowings	5,000
Total current liabilities	7,810	271
Total liabilities	7,810	271
Mezzanine equity:
Total mezzanine equity		68,862
Shareholders' (deficit) equity:
Additional paid-in capital	120,642	1,178
Accumulated deficit	(72,333)	(52,808)
Accumulated other comprehensive loss	(504)	(2,626)
Total shareholders' (deficit) equity	47,879	(54,256)
Total liabilities, mezzanine equity and shareholders' equity	$ 55,612	$ 14,877